DISCONTINUED OPERATIONS AND SALE OF ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 28, 2013	Jul. 01, 2013	Jan. 29, 2013
Discontinued Operations
Sales price per agreement, net of cash provided	$ 481.2
OCP and DES businesses | CCL
Discontinued Operations
Cash sales price per agreement		500
Maximum period of supply agreement			6 years
Sales price per agreement, net of cash provided		$ 481.2